GENERAL AND ADMINISTRATIVE EXPENSES BY NATURE (Tables)	12 Months Ended
Aug. 31, 2021
Selling, general and administrative expense [abstract]
Disclosure of detailed information about general and administrative expenses

	YEAR ENDED
	AUGUST 31, 2021	AUGUST 31, 2020
Office and general	$12,787	$11,819
Wages and benefits	8,381	7,611
Professional fees	6,147	5,367
Research & development	3,450	1,269
Depreciation and amortization	2,613	1,510
Travel and accommodation	98	383
Utilities	89	37
Total general and administrative expenses	$33,565	$27,996